SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Balance, beginning of year			$ 207,953	$ 200,063	$ 200,063	$ 1,105,000
Liabilities incurred			779,000		0	4,000
Accretion expense	$ 3,000	$ 5,000	6,000	$ 9,000	10,000	64,000
Conveyance of liability with oil and gas properties conveyance			0		0	(973,000)
Change in estimate			0		(2,000)	0
Balance, end of year	$ 837,660		$ 837,660		$ 207,953	$ 200,063